Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2025
Disclosure of associates [abstract]
Investments in Associates and Joint Ventures
13. Investments in Associates and Joint Ventures
13.1 Details of investments in associates and joint ventures as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024
	Ownership (%)	Acquisition cost		Share of net asset amount		Carrying amount		Industry	Location
KB-KDBC Pre-IPO New Technology Business Investment Fund 2	66.66	￦	3,001	￦	5,203	￦	5,203	Investment finance	Korea
Balhae Infrastructure Company 1	16.37		138,678		139,015		139,015	Investment finance	Korea
Aju Good Technology Venture Fund	38.46		343		9,313		9,313	Investment finance	Korea
Incheon Bridge Co., Ltd. 1	14.99		9,158		(535)		—	Operation of highways and related facilities	Korea
Big Dipper Co., Ltd. 1	17.77		440		32		32	Research, consulting, and big data	Korea
Food Factory Co., Ltd.	22.22		1,000		684		1,541	Farm product distribution	Korea
KBSP Private Equity Fund No.4 1	14.95		6,100		3,995		3,995	Investment finance	Korea
Korea Credit Bureau Co., Ltd. 1	9.00		4,500		7,948		7,948	Credit information	Korea
KB Social Impact Investment Fund	30.00		4,500		3,514		3,514	Investment finance	Korea
KB-Solidus Global Healthcare Fund 2	43.33		17,217		16,829		17,525	Investment finance	Korea
POSCO-KB Shipbuilding Fund	31.25		1,826		3,223		3,223	Investment finance	Korea
KB-TS Technology Venture Private Equity Fund 2	56.00		6,608		11,129		11,129	Investment finance	Korea
KB-SJ Tourism Venture Fund 1	18.52		568		1,781		1,781	Investment finance	Korea
UNION Media Commerce Fund	28.99		1,000		946		946	Investment finance	Korea
KB-Stonebridge Secondary Private Equity Fund 1	14.56		16,171		16,867		16,867	Investment finance	Korea
KB SPROTT Renewable Private Equity Fund No.1 2	37.69		9,216		5,764		7,640	Investment finance	Korea
KB-UTC Inno-Tech Venture Fund 2	44.29		18,849		11,730		15,482	Investment finance	Korea
WJ Private Equity Fund No.1	26.95		10,000		9,423		9,423	Investment finance	Korea
All Together Korea Fund No.2 3	99.99		10,000		10,847		10,847	Asset management	Korea
KB-NAU Special Situation Corporate Restructuring Private Equity Fund 1	12.00		10,758		16,043		16,043	Asset management	Korea
2020 KB Fintech Renaissance Fund 1	5.05		550		1,077		1,077	Investment finance	Korea
FineKB Private Equity Fund No.1	25.00		15,940		13,712		13,712	Investment finance	Korea
G payment Joint Stock Company	43.84		7,445		1,504		2,521	Investment advisory and securities trading	Vietnam
KB-GeneN Medical Venture Fund No.1	22.52		2,000		1,880		1,880	Investment finance	Korea
DA-Friend New Technology Investment Fund No.2	27.40		988		906		906	Investment finance	Korea
Cornerstone Pentastone Fund No.4	21.05		818		764		764	Investment finance	Korea
Star-Lord General Investors Private Real Estate Investment Company No.10	26.24		46,700		24,452		—	Real estate investment	Korea
KB-Badgers Future Mobility ESG Fund No.1	40.91		18,076		13,109		13,109	Investment finance	Korea
JS Private Equity Fund No.3	20.48		945		742		742	Investment finance	Korea
Mirae Asset Mobility Investment Fund No.1	22.99		2,000		1,918		1,918	Investment finance	Korea
KB-FT Green Growth 1st Technology Investment Association 1	10.34		2,000		1,889		1,889	Investment finance	Korea
Glenwood Credit Private Equity Fund No.2	29.89		42,000		44,380		44,380	Investment finance	Korea
THE CHAEUL FUND NO.1	31.25		1,000		954		954	Investment finance	Korea
Smart Korea KB Future9-Sejong Venture Fund	38.46		2,366		2,325		2,325	Investment finance	Korea
KB-KTB Technology Venture Fund 2	50.90		28,001		25,446		25,448	Investment finance	Korea
KB-SOLIDUS Healthcare Investment Fund 2	90.40		65,810		62,383		62,282	Investment finance	Korea
Paramark KB Fund No.1 1	17.34		23,671		23,219		23,219	Investment finance	Korea

(In millions of Korean won)	December 31, 2024
	Ownership (%)	Acquisition cost		Share of net asset amount		Carrying amount		Industry	Location
KB Co-Investment Private Equity Fund No.1 1	7.12	￦	15,509	￦	15,968	￦	15,968	Investment finance	Korea
POSITIVE Sobujang Venture Fund No.1	44.00		879		869		869	Investment finance	Korea
History 2022 Fintech Fund	34.80		2,000		1,896		1,896	Investment finance	Korea
KB-NP Green ESG New Technology Venture Capital Fund	29.85		40,249		38,592		38,592	Investment finance	Korea
TMAP Mobility Co., Ltd. 1	8.25		199,981		52,287		182,000	Application software development and supply	Korea
Nextrade Co., Ltd. 1	6.64		9,700		8,180		8,180	Investment finance	Korea
Shinhan Global Mobility Fund No.1	24.56		1,345		1,294		1,294	Investment finance	Korea
SKB Next Unicorn K-Battery Fund No.1	24.84		1,908		1,850		1,850	Investment finance	Korea
MW-Pyco NewWave New Technology Investment Fund 4th 2	51.30		2,000		1,922		1,922	Investment finance	Korea
Bitgoeul Cheomdan Green 1st Co., Ltd. 1	19.00		342		241		241	Electricity	Korea
KB-SUSUNG 1st Investment Fund 1	15.00		1,614		2,188		2,188	Investment finance	Korea
Shinhan-Eco Venture Fund 2nd	20.00		2,050		1,973		1,973	Investment finance	Korea
Leading H2O Fund 1	48.20		1,500		1,455		1,455	Investment finance	Korea
2023 JB Newtech No.2 Fund	25.70		1,406		1,705		1,705	Investment finance	Korea
U-KB Credit No.1S Private Equity	33.33		7,300		8,006		8,006	Investment finance	Korea
KB-BridgePole Venture Investment Fund No.2 1	14.29		1,500		1,463		1,463	Investment finance	Korea
Sirius Silicon Valley I New Technology Fund	23.81		500		474		474	Investment finance	Korea
FineKB Private Equity Fund No.2 1	0.85		250		248		248	Investment finance	Korea
Timefolio Athleisure Investment Fund	48.19		4,000		3,923		3,923	Investment finance	Korea
VIG Private Equity Fund V-3	39.60		1,636		4,126		1,636	Investment finance	Korea
COMPA Global Scale-Up Fund No.3	30.00		1,000		980		980	Investment finance	Korea
AKK Robotech Valueup New Technology Investment Fund 1	5.00		1,000		1,127		1,127	Investment finance	Korea
YG MCE PROJECT NO.1 Fund	27.80		1,500		1,477		1,477	Investment finance	Korea
HI YG Win-win Fund No.2	20.62		2,000		1,973		1,973	Investment finance	Korea
KB-CJ Venture Fund 1st	40.00		1,800		1,733		1,733	Investment finance	Korea
Elohim-Bilanx aerospace No.1 Fund	20.94		2,000		1,978		1,978	Investment finance	Korea
KB-SUSUNG 2st Investment Fund 1	12.66		2,000		1,981		1,981	Investment finance	Korea
IMM global Secondary 1-1 Equity Private Fund	41.65		2,819		3,754		3,754	Investment finance	Korea
LIB Material Investment Fund	25.49		4,098		1,475		1,475	Investment finance	Korea
NOVORSEC-SJG Consumer Secondary Fund	24.30		1,700		1,688		1,688	Investment finance	Korea
Allra Fintech Corp. 1	15.77		8,532		1,638		8,684	System software development and supply	Korea
Reboot Private Equity Fund	21.50		7,000		6,946		6,946	Investment finance	Korea
KB-SBI Global Strategic Capital Fund	36.39		11,299		10,782		10,784	Investment finance	Korea
KB-Cyrus Tourism Venture Fund 1	18.52		1,000		977		977	Investment finance	Korea
IBKS Design Fund	46.51		2,000		1,996		1,996	Investment finance	Korea
NICE DATA INTELLIGENCE VENTURE FUND	23.53		1,000		998		998	Investment finance	Korea
Pectus Hanhwa Fund 2	29.41		2,000		1,950		1,950	Investment finance	Korea
KB-IMM New Star Real Estate Private Fund I 2	61.67		31,563		33,074		33,074	Investment finance	Korea

(In millions of Korean won)	December 31, 2024
	Ownership (%)	Acquisition cost		Share of net asset amount		Carrying amount		Industry	Location
Korea Environment Technology Co.,Ltd.	24.31	￦	107,428	￦	43,156	￦	107,428	Non-designated waste treatment	Korea
Others			2,841		2,367		1,911

		￦	1,020,492	￦	765,121	￦	947,390

(In millions of Korean won)	December 31, 2025
	Ownership (%)	Acquisition cost		Share of net asset amount		Carrying amount		Industry	Location
KB-KDBC Pre-IPO New Technology Business Investment Fund 2	66.66	￦	—	￦	5,624	￦	2,812	Investment finance	Korea
Balhae Infrastructure Company 1	14.35		123,479		106,822		106,823	Investment finance	Korea
Aju Good Technology Venture Fund	38.46		343		9,093		9,093	Investment finance	Korea
Incheon Bridge Co., Ltd. 1	14.99		9,158		7,383		7,383	Operation of highways and related facilities	Korea
Big Dipper Co., Ltd. 1	17.77		440		(11)		—	Research, consulting, and big data	Korea
Food Factory Co., Ltd.	22.22		1,000		919		330	Farm product distribution	Korea
Korea Credit Bureau Co., Ltd. 1	9.00		4,500		10,992		10,992	Credit information	Korea
KB Social Impact Investment Fund	30.00		4,500		3,898		3,898	Investment finance	Korea
KB-Solidus Global Healthcare Fund 2	43.33		16,047		1,303		1,999	Investment finance	Korea
POSCO-KB Shipbuilding Fund	31.25		1,576		2,366		2,366	Investment finance	Korea
KB-TS Technology Venture Private Equity Fund 2	56.00		6,608		9,536		9,536	Investment finance	Korea
KB-SJ Tourism Venture Fund 1	18.52		378		1,518		1,518	Investment finance	Korea
UNION Media Commerce Fund	28.99		1,000		941		941	Investment finance	Korea
KB-Stonebridge Secondary Private Equity Fund 1	14.56		11,802		12,008		12,008	Investment finance	Korea
KB SPROTT Renewable Private Equity Fund No.1 2	7.69		4,628		—		822	Investment finance	Korea
KB-UTC Inno-Tech Venture Fund 2	44.29		18,849		7,398		8,724	Investment finance	Korea
WJ Private Equity Fund No.1	26.95		10,000		9,525		9,525	Investment finance	Korea
All Together Korea Fund No.2 3	99.99		10,000		11,026		11,026	Asset management	Korea
KB-NAU Special Situation Corporate Restructuring Private Equity Fund 1	12.00		10,956		19,939		19,939	Asset management	Korea
2020 KB Fintech Renaissance Fund 1	5.05		384		891		891	Investment finance	Korea
FineKB Private Equity Fund No.1	25.00		6,400		9,858		9,858	Investment finance	Korea
G payment Joint Stock Company	43.84		7,445		1,910		2,386	Investment advisory and securities trading	Vietnam
KB-GeneN Medical Venture Fund No.1	22.52		2,000		1,838		1,838	Investment finance	Korea
DA-Friend New Technology Investment Fund No.2	27.40		988		902		902	Investment finance	Korea
Cornerstone Pentastone Fund No.4	21.05		818		763		763	Investment finance	Korea
Star-Lord General Investors Private Real Estate Investment Company No.10	26.24		46,700		—		—	Real estate investment	Korea
KB-Badgers Future Mobility ESG Fund No.1	40.91		19,426		13,286		13,286	Investment finance	Korea
JS Private Equity Fund No.3	20.48		196		411		411	Investment finance	Korea
Mirae Asset Mobility Investment Fund No.1	22.99		2,000		1,885		1,885	Investment finance	Korea
KB-FT Green Growth 1st Technology Investment Association 1	10.34		2,000		1,847		1,847	Investment finance	Korea
Glenwood Credit Private Equity Fund No.2	29.89		42,000		43,887		43,887	Investment finance	Korea

(In millions of Korean won)	December 31, 2025
	Ownership (%)	Acquisition cost		Share of net asset amount		Carrying amount		Industry	Location
Smart Korea KB Future9-Sejong Venture Fund	38.46	￦	4,366	￦	4,317	￦	4,317	Investment finance	Korea
KB-KTB Technology Venture Fund 2	50.90		28,001		14,750		24,585	Investment finance	Korea
KB-SOLIDUS Healthcare Investment Fund 2	90.40		89,378		90,279		89,188	Investment finance	Korea
Paramark KB Fund No.1 1	17.34		27,927		27,381		27,381	Investment finance	Korea
KB Co-Investment Private Equity Fund No.1 1	7.12		16,522		16,522		17,359	Investment finance	Korea
KB-NP Green ESG New Technology Venture Capital Fund	29.85		46,109		46,655		46,655	Investment finance	Korea
TMAP Mobility Co., Ltd. 1	8.25		199,981		53,838		182,457	Application software development and supply	Korea
Nextrade Co., Ltd. 1	6.64		9,700		8,374		8,374	Investment finance	Korea
Shinhan Global Mobility Fund No.1	24.56		1,345		1,265		1,265	Investment finance	Korea
SKB Next Unicorn K-Battery Fund No.1	24.84		1,908		1,810		1,810	Investment finance	Korea
MW-Pyco NewWave New Technology Investment Fund 4th 2	51.30		2,000		—		—	Investment finance	Korea
Bitgoeul Cheomdan Green 1st Co., Ltd. 1	19.00		342		240		240	Electricity	Korea
KB-SUSUNG 1st Investment Fund 1	15.00		195		833		833	Investment finance	Korea
Shinhan-Eco Venture Fund 2nd	20.00		1,885		1,807		1,807	Investment finance	Korea
Leading H2O Fund 1	48.20		1,500		1,421		1,421	Investment finance	Korea
U-KB Credit No.1S Private Equity	33.33		24,433		21,743		21,740	Investment finance	Korea
KB-BridgePole Venture Investment Fund No.2 1	14.29		1,500		1,432		1,432	Investment finance	Korea
Sirius Silicon Valley I New Technology Fund	23.81		500		463		463	Investment finance	Korea
FineKB Private Equity Fund No.2 1	0.85		250		245		245	Investment finance	Korea
Timefolio Athleisure Investment Fund	48.19		4,000		3,750		3,750	Investment finance	Korea
VIG Private Equity Fund V-3	39.60		4,484		15,127		4,268	Investment finance	Korea
COMPA Global Scale-Up Fund No.3	30.00		1,000		957		957	Investment finance	Korea
YG MCE PROJECT NO.1 Fund	27.80		1,500		—		—	Investment finance	Korea
HI YG Win-win Fund No.2	20.62		2,000		2,154		2,154	Investment finance	Korea
KB-CJ Venture Fund 1st	40.00		1,800		1,869		1,869	Investment finance	Korea
Elohim-Bilanx aerospace No.1 Fund	20.94		2,000		1,937		1,937	Investment finance	Korea
KB-SUSUNG 2st Investment Fund 1	12.66		2,000		1,959		1,959	Investment finance	Korea
IMM global Secondary 1-1 Equity Private Fund	41.65		3,413		4,975		4,975	Investment finance	Korea
LIB Material Investment Fund	25.49		4,098		829		829	Investment finance	Korea
Allra Fintech Corp. 1	14.98		8,547		2,119		8,813	System software development and supply	Korea
Reboot Private Equity Fund	21.50		7,000		6,839		6,839	Investment finance	Korea

(In millions of Korean won)	December 31, 2025
	Ownership (%)	Acquisition cost		Share of net asset amount		Carrying amount		Industry	Location
KB-SBI Global Strategic Capital Fund	36.39	￦	34,112	￦	32,708	￦	32,711	Investment finance	Korea
KB-Cyrus Tourism Venture Fund 1	18.52		2,000		1,855		1,855	Investment finance	Korea
IBKS Design Fund	46.51		2,000		4,811		4,811	Investment finance	Korea
KB-IMM New Star Real Estate Private Fund I 2	61.67		60,845		63,022		63,022	Investment finance	Korea
KB-LB Middle Market Enterprises Innovation Private Equity Fund	36.20		8,137		7,075		7,073	Investment finance	Korea
YG AI Industrial Automation Solutions FUND	28.20		2,000		1,992		1,992	Investment finance	Korea
Semicolon Susong REITs Co., Ltd.	49.87		86,292		85,335		85,331	Investment finance	Korea
KB-Novus Genesis Private Equity Fund 1	9.40		2,300		2,267		2,267	Investment finance	Korea
ATP TP VC Fund No.1	39.60		2,000		1,976		1,976	Investment finance	Korea
AIM-KB-DOUBLE Connected Future Investment Fund 1	8.33		1,000		984		984	Investment finance	Korea
KB-IMM New Star Real Estate Private Fund II 2	60.91		26,337		16,525		26,361	Investment finance	Korea
K-1 23rd yeoksam Real Estate Investment Trust company Ltd.	41.30		61,901		62,424		62,424	Investment finance	Korea
IMM Korea Beauty Co-Invest Private Equity Fund 2	51.00		50,000		49,633		49,633	Investment finance	Korea
VP Inc. 1	10.80		14,312		12,659		14,312	Other financial support service	Korea
DAILY Fountainhead Blind Private Equity Fund II	49.02		11,250		5,360		10,746	Investment finance	Korea
KB-ANDA Deep Tech Venture Fund	30.00		1,250		1,250		1,250	Investment finance	Korea
Others			1,668		14,861		2,825

		￦	1,232,709	￦	998,385	￦	1,137,184

1
As of December 31, 2024 and 2025, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.

2
In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative
members; the Group has applied the equity method as the Group cannot control the investee by itself.

3	As of December 31, 2024 and 2025, the Group participates in the investment management committee but cannot exercise control.
In accordance with IAS No.28
Investments in Associates and Joint Ventures
, the Group elected an exemption from applying the equity method for 68 associates, including New Daegu Busan Expressway Co., Ltd., and for an associate that the Group determined it does not have substantive access to returns associated with its ownership interest, namely Meritz Hyundai Investment Real Estate Strategy No.1 PEF, and classified them as financial assets at fair value through profit or loss.
Although the Group holds 20% or more of the ownership, investment trusts with limited influence on related activities according to trust contracts, and companies with limited influence on related activities due to bankruptcy and corporate rehabilitation proceedings are excluded from associates.

13.2 Condensed financial information, adjustments to the carrying amount, and dividend from major investments in associates and joint ventures as of and for the years ended December 31, 2024 and 2025, are as follows:

(In millions of Korean won)
	December 31, 2024*
	Total assets		Total liabilities		Paid-in capital		Equity		Share of net asset amount		Unrealized gains (losses) and others		Consolidated carrying amount
KB-KDBC Pre-IPO New Technology Business Investment Fund	￦	7,804	￦	—	￦	4,500	￦	7,804	￦	5,203	￦	—	￦	5,203
Balhae Infrastructure Company		971,597		122,393		882,264		849,204		139,015		—		139,015
Aju Good Technology Venture Fund		24,214		—		900		24,214		9,313		—		9,313
Incheon Bridge Co., Ltd.		517,004		520,577		61,096		(3,573)		(535)		535		—
Big Dipper Co., Ltd.		1,527		1,345		495		182		32		—		32
Food Factory Co., Ltd.		8,330		5,253		450		3,077		684		857		1,541
KBSP Private Equity Fund No.4		22,631		560		33,700		22,071		3,995		—		3,995
Korea Credit Bureau Co., Ltd.		150,657		62,343		10,000		88,314		7,948		—		7,948
KB Social Impact Investment Fund		11,965		253		15,000		11,712		3,514		—		3,514
KB-Solidus Global Healthcare Fund		38,836		—		3,000		38,836		16,829		696		17,525
POSCO-KB Shipbuilding Fund		10,316		1		5,840		10,315		3,223		—		3,223
KB-TS Technology Venture Private Equity Fund		26,460		6,587		11,800		19,873		11,129		—		11,129
KB-SJ Tourism Venture Fund		9,893		276		3,078		9,617		1,781		—		1,781
UNION Media Commerce Fund		3,318		56		3,450		3,262		946		—		946
KB-Stonebridge Secondary Private Equity Fund		115,993		193		111,020		115,800		16,867		—		16,867
KB SPROTT Renewable Private Equity Fund No.1		24,548		251		29,313		24,297		5,764		1,876		7,640
KB-UTC Inno-Tech Venture Fund		26,935		448		42,418		26,487		11,730		3,752		15,482
WJ Private Equity Fund No.1		35,435		475		37,100		34,960		9,423		—		9,423
All Together Korea Fund No.2		10,849		1		10,001		10,848		10,847		—		10,847
KB-NAU Special Situation Corporate Restructuring Private Equity Fund		123,434		408		82,500		123,026		16,043		—		16,043
2020 KB Fintech Renaissance Fund		21,377		38		10,900		21,339		1,077		—		1,077
FineKB Private Equity Fund No.1		55,144		294		63,760		54,850		13,712		—		13,712
G payment Joint Stock Company		10,253		2,994		2,950		7,259		1,504		1,017		2,521
KB-GeneN Medical Venture Fund No.1		8,526		178		8,880		8,348		1,880		—		1,880
DA-Friend New Technology Investment Fund No.2		3,500		151		3,650		3,349		906		—		906
Cornerstone Pentastone Fund No.4		3,553		3		3,800		3,550		764		—		764
Star-Lord General Investors Private Real Estate Investment Company No.10		514,425		421,241		178,000		93,184		24,452		(24,452)		—
KB-Badgers Future Mobility ESG Fund No.1		32,051		—		44,198		32,051		13,109		—		13,109
JS Private Equity Fund No.3		3,625		—		4,614		3,625		742		—		742
Mirae Asset Mobility Investment Fund No.1		8,417		75		8,700		8,342		1,918		—		1,918
KB-FT Green Growth 1st Technology Investment Association		18,271		—		19,345		18,271		1,889		—		1,889
Glenwood Credit Private Equity Fund No.2		148,970		508		140,500		148,462		44,380		—		44,380
THE CHAEUL FUND NO.1		3,053		—		3,200		3,053		954		—		954
Smart Korea KB Future9-Sejong Venture Fund		6,044		—		6,152		6,044		2,325		—		2,325
KB-KTB Technology Venture Fund		50,673		687		55,000		49,986		25,446		2		25,448
KB-SOLIDUS Healthcare Investment Fund		69,004		3		72,930		69,001		62,383		(101)		62,282
Paramark KB Fund No.1		133,926		28		136,324		133,898		23,219		—		23,219
KB Co-Investment Private Equity Fund No.1		224,659		417		217,807		224,242		15,968		—		15,968
POSITIVE Sobujang Venture Fund No.1		2,003		26		2,000		1,977		869		—		869
History 2022 Fintech Fund		5,507		55		5,750		5,452		1,896		—		1,896
KB-NP Green ESG New Technology Venture Capital Fund		133,929		775		138,872		133,154		38,592		—		38,592
TMAP Mobility Co., Ltd.		797,292		163,070		8,681		634,222		52,287		129,713		182,000
Nextrade Co., Ltd.		125,776		2,563		146,100		123,213		8,180		—		8,180
Shinhan Global Mobility Fund No.1		5,320		51		5,700		5,269		1,294		—		1,294

(In millions of Korean won)
	December 31, 2024*
	Total assets		Total liabilities		Paid-in capital		Equity		Share of net asset amount		Unrealized gains (losses) and others		Consolidated carrying amount
SKB Next Unicorn K-Battery Fund No.1	￦	7,446	￦	—	￦	7,700	￦	7,446	￦	1,850	￦	—	￦	1,850
MW-Pyco NewWave New Technology Investment Fund 4th		3,747		—		3,900		3,747		1,922		—		1,922
Bitgoeul Cheomdan Green 1st Co., Ltd.		1,274		5		1,800		1,269		241		—		241
KB-SUSUNG 1st Investment Fund		14,590		—		10,760		14,590		2,188		—		2,188
Shinhan-Eco Venture Fund 2nd		9,868		3		10,250		9,865		1,973		—		1,973
Leading H2O Fund 1		3,018		1		3,110		3,017		1,455		—		1,455
2023 JB Newtech No.2 Fund		6,634		3		5,466		6,631		1,705		—		1,705
U-KB Credit No.1 Private Equity		24,988		974		21,900		24,014		8,006		—		8,006
KB-BridgePole Venture Investment Fund No.2		10,244		—		10,500		10,244		1,463		—		1,463
Sirius Silicon Valley I New Technology Fund		1,994		1		2,100		1,993		474		—		474
FineKB Private Equity Fund No.2		29,324		78		29,501		29,246		248		—		248
Timefolio Athleisure Investment Fund		8,140		—		8,300		8,140		3,923		—		3,923
VIG Private Equity Fund V-3		4,131		5		4,131		4,126		4,126		(2,490)		1,636
COMPA Global Scale-Up Fund No.3		3,266		—		3,334		3,266		980		—		980
AKK Robotech Valueup New Technology Investment Fund		22,651		6		20,100		22,645		1,127		—		1,127
YG MCE PROJECT NO.1 Fund		5,317		—		5,400		5,317		1,477		—		1,477
HI YG Win-win Fund No.2		9,568		—		9,700		9,568		1,973		—		1,973
KB-CJ Venture Fund 1st		4,333		1		4,500		4,332		1,733		—		1,733
Elohim-Bilanx aerospace No.1 Fund		9,451		5		9,550		9,446		1,978		—		1,978
KB-SUSUNG 2st Investment Fund		15,649		—		15,800		15,649		1,981		—		1,981
IMM global Secondary 1-1 Equity Private Fund		9,503		490		6,769		9,013		3,754		—		3,754
LIB Material Investment Fund		5,787		—		31,387		5,787		1,475		—		1,475
NOVORSEC-SJG Consumer Secondary Fund		6,949		—		7,000		6,949		1,688		—		1,688
Allra Fintech Corp.		185,699		175,310		174		10,389		1,638		7,046		8,684
Reboot Private Equity Fund		32,376		127		32,500		32,249		6,946		—		6,946
KB-SBI Global Strategic Capital Fund		30,205		575		31,046		29,630		10,782		2		10,784
KB-Cyrus Tourism Venture Fund		5,277		—		5,400		5,277		977		—		977
IBKS Design Fund		4,292		—		4,300		4,292		1,996		—		1,996
NICE DATA INTELLIGENCE VENTURE FUND		4,241		—		4,250		4,241		998		—		998
Pectus Hanhwa Fund 2		6,631		—		6,800		6,631		1,950		—		1,950
KB-IMM New Star Real Estate Private Fund I		53,736		110		51,177		53,626		33,074		—		33,074
Korea Environment Technology Co.,Ltd.		232,104		54,581		25,000		177,523		43,156		64,272		107,428

(In millions of Korean won)
	2024*
	Operating revenue		Net profit (loss)		Other comprehensive income (loss)		Total comprehensive income (loss)		Dividends
KB-KDBC Pre-IPO New Technology Business Investment Fund	￦	398	￦	(541)	￦	—	￦	(541)	￦	—
Balhae Infrastructure Company		63,727		70,486		—		70,486		1,541
Aju Good Technology Venture Fund		3,396		(7,447)		—		(7,447)		2,120
Incheon Bridge Co., Ltd.		171,687		66,701		—		66,701		—
Big Dipper Co., Ltd.		251		(346)		—		(346)		—
Food Factory Co., Ltd.		8,804		428		—		428		—
KBSP Private Equity Fund No.4		8,363		8,143		—		8,143		—
Korea Credit Bureau Co., Ltd.		175,338		26,589		—		26,589		90
KB Social Impact Investment Fund		476		(4,465)		—		(4,465)		—
KB-Solidus Global Healthcare Fund		11,049		(114)		—		(114)		910

(In millions of Korean won)
	2024*
	Operating revenue		Net profit (loss)		Other comprehensive income (loss)		Total comprehensive income (loss)		Dividends
POSCO-KB Shipbuilding Fund	￦	944	￦	(4,848)	￦	—	￦	(4,848)	￦	—
KB-TS Technology Venture Private Equity Fund		1,832		946		—		946		—
KB-SJ Tourism Venture Fund		26,720		22,068		—		22,068		1,517
UNION Media Commerce Fund		—		(23)		—		(23)		—
KB-Stonebridge Secondary Private Equity Fund		6,646		(8,923)		—		(8,923)		52
KB SPROTT Renewable Private Equity Fund No.1		1		(681)		—		(681)		—
KB-UTC Inno-Tech Venture Fund		963		(2,620)		(561)		(3,181)		—
WJ Private Equity Fund No.1		425		(222)		—		(222)		—
All Together Korea Fund No.2		313		307		—		307		—
KB-NAU Special Situation Corporate Restructuring Private Equity Fund		24,534		(28,117)		—		(28,117)		—
2020 KB Fintech Renaissance Fund		868		714		—		714		—
FineKB Private Equity Fund No.1		4,809		3,028		—		3,028		32
G payment Joint Stock Company		1,411		(944)		—		(944)		—
KB-GeneN Medical Venture Fund No.1		—		(187)		—		(187)		—
DA-Friend New Technology Investment Fund No.2		—		(79)		—		(79)		—
Cornerstone Pentastone Fund No.4		—		(50)		—		(50)		—
Star-Lord General Investors Private Real Estate Investment Company No.10		18,279		(4,135)		—		(4,135)		—
KB-Badgers Future Mobility ESG Fund No.1		954		(8,304)		—		(8,304)		2
JS Private Equity Fund No.3		309		(1,778)		—		(1,778)		—
Mirae Asset Mobility Investment Fund No.1		14		(135)		—		(135)		—
KB-FT Green Growth 1st Technology Investment Association		12		(379)		—		(379)		—
Glenwood Credit Private Equity Fund No.2		10,374		9,632		—		9,632		2,430
THE CHAEUL FUND NO.1		1		(58)		—		(58)		—
Smart Korea KB Future9-Sejong Venture Fund		37		(190)		—		(190)		—
KB-KTB Technology Venture Fund		693		(3,031)		—		(3,031)		—
KB-SOLIDUS Healthcare Investment Fund		40		(1,284)		—		(1,284)		—
Paramark KB Fund No.1		12,737		8,329		—		8,329		—
KB Co-Investment Private Equity Fund No.1		24,679		23,302		—		23,302		—
POSITIVE Sobujang Venture Fund No.1		5,742		4,900		—		4,900		2,129
History 2022 Fintech Fund		1		(120)		—		(120)		—
KB-NP Green ESG New Technology Venture Capital Fund		767		(2,197)		—		(2,197)		—
TMAP Mobility Co., Ltd.		321,542		(58,287)		—		(58,287)		—
Nextrade Co., Ltd.		3,856		(15,737)		—		(15,737)		—
Shinhan Global Mobility Fund No.1		—		(120)		—		(120)		—
SKB Next Unicorn K-Battery Fund No.1		—		(162)		—		(162)		—
MW-Pyco NewWave New Technology Investment Fund 4th		1		(84)		—		(84)		—
Bitgoeul Cheomdan Green 1st Co., Ltd.		1		(396)		—		(396)		—
KB-SUSUNG 1st Investment Fund		5,164		4,140		—		4,140		—
Shinhan-Eco Venture Fund 2nd		—		(260)		—		(260)		—
Leading H2O Fund 1		3		(71)		—		(71)		—
2023 JB Newtech No.2 Fund		2,533		1,804		—		1,804		150
U-KB Credit No.1 Private Equity		4,487		2,263		—		2,263		—
KB-BridgePole Venture Investment Fund No.2		4		(216)		—		(216)		—
Sirius Silicon Valley I New Technology Fund		10		(45)		—		(45)		—
FineKB Private Equity Fund No.2		4		(255)		—		(255)		—
Timefolio Athleisure Investment Fund		6		(160)		—		(160)		—
VIG Private Equity Fund V-3		—		(5)		—		(5)		—
COMPA Global Scale-Up Fund No.3		9		(68)		—		(68)		—

(In millions of Korean won)
	2024*
	Operating revenue		Net profit (loss)		Other comprehensive income (loss)		Total comprehensive income (loss)		Dividends
AKK Robotech Valueup New Technology Investment Fund	￦	2,976	￦	2,545	￦	—	￦	2,545	￦	—
YG MCE PROJECT NO.1 Fund		2		(83)		—		(83)		—
HI YG Win-win Fund No.2		4		(132)		—		(132)		—
KB-CJ Venture Fund 1st		34		(168)		—		(168)		—
Elohim-Bilanx aerospace No.1 Fund		2		(104)		—		(104)		—
KB-SUSUNG 2st Investment Fund		43		(151)		—		(151)		—
IMM global Secondary 1-1 Equity Private Fund		2,318		2,245		—		2,245		—
LIB Material Investment Fund		—		(19,096)		—		(19,096)		—
NOVORSEC-SJG Consumer Secondary Fund		7		(51)		—		(51)		—
Allra Fintech Corp.		6,475		966		—		966		—
Reboot Private Equity Fund		1		(251)		—		(251)		—
KB-SBI Global Strategic Capital Fund		2		(1,416)		—		(1,416)		—
KB-Cyrus Tourism Venture Fund		5		(123)		—		(123)		—
IBKS Design Fund		—		(8)		—		(8)		—
NICE DATA INTELLIGENCE VENTURE FUND		—		(9)		—		(9)		—
Pectus Hanhwa Fund 2		—		(169)		—		(169)		—
KB-IMM New Star Real Estate Private Fund I		2,681		2,449		—		2,449		—
Korea Environment Technology Co.,Ltd.		63,024		21,181		—		21,181		—

(In millions of Korean won)
	December 31, 2025*
	Total assets		Total liabilities		Paid-in capital		Equity		Share of net asset amount		Unrealized gains (losses) and others		Consolidated carrying amount
KB-KDBC Pre-IPO New Technology Business Investment Fund	￦	8,436	￦	—	￦	—	￦	8,436	￦	5,624	￦	(2,812)	￦	2,812
Balhae Infrastructure Company		912,236		167,829		825,006		744,407		106,822		1		106,823
Aju Good Technology Venture Fund		23,643		—		900		23,643		9,093		—		9,093
Incheon Bridge Co., Ltd.		511,041		461,785		61,096		49,256		7,383		—		7,383
Big Dipper Co., Ltd.		1,579		1,640		495		(61)		(11)		11		—
Food Factory Co., Ltd.		10,525		6,389		450		4,136		919		(589)		330
Korea Credit Bureau Co., Ltd.		160,778		38,645		10,000		122,133		10,992		—		10,992
KB Social Impact Investment Fund		13,197		203		15,000		12,994		3,898		—		3,898
KB-Solidus Global Healthcare Fund		9,882		6,876		300		3,006		1,303		696		1,999
POSCO-KB Shipbuilding Fund		7,572		1		5,040		7,571		2,366		—		2,366
KB-TS Technology Venture Private Equity Fund		23,948		6,920		11,800		17,028		9,536		—		9,536
KB-SJ Tourism Venture Fund		8,354		155		2,052		8,199		1,518		—		1,518
UNION Media Commerce Fund		3,318		73		3,450		3,245		941		—		941
KB-Stonebridge Secondary Private Equity Fund		82,582		140		81,020		82,442		12,008		—		12,008
KB SPROTT Renewable Private Equity Fund No.1		8,890		815		13,795		8,075		—		822		822
KB-UTC Inno-Tech Venture Fund		16,914		210		42,418		16,704		7,398		1,326		8,724
WJ Private Equity Fund No.1		35,436		99		37,100		35,337		9,525		—		9,525
All Together Korea Fund No.2		11,028		1		10,001		11,027		11,026		—		11,026
KB-NAU Special Situation Corporate Restructuring Private Equity Fund		150,638		502		82,500		150,136		19,939		—		19,939
2020 KB Fintech Renaissance Fund		17,657		1		7,630		17,656		891		—		891
FineKB Private Equity Fund No.1		39,454		23		25,600		39,431		9,858		—		9,858
G payment Joint Stock Company		12,589		5,714		3,505		6,875		1,910		476		2,386
KB-GeneN Medical Venture Fund No.1		8,517		354		8,880		8,163		1,838		—		1,838

(In millions of Korean won)
	December 31, 2025*
	Total assets		Total liabilities		Paid-in capital		Equity		Share of net asset amount		Unrealized gains (losses) and others		Consolidated carrying amount
DA-Friend New Technology Investment Fund No.2	￦	3,500	￦	168	￦	3,650	￦	3,332	￦	902	￦	—	￦	902
Cornerstone Pentastone Fund No.4		3,550		3		3,800		3,547		763		—		763
Star-Lord General Investors Private Real Estate Investment Company No.10		550,993		418,340		178,000		132,653		—		—		—
KB-Badgers Future Mobility ESG Fund No.1		32,486		—		47,498		32,486		13,286		—		13,286
JS Private Equity Fund No.3		2,006		—		956		2,006		411		—		411
Mirae Asset Mobility Investment Fund No.1		8,276		74		8,700		8,202		1,885		—		1,885
KB-FT Green Growth 1st Technology Investment Association		17,868		—		19,345		17,868		1,847		—		1,847
Glenwood Credit Private Equity Fund No.2		147,382		570		140,500		146,812		43,887		—		43,887
Smart Korea KB Future9-Sejong Venture Fund		11,223		—		11,352		11,223		4,317		—		4,317
KB-KTB Technology Venture Fund		49,093		802		55,000		48,291		14,750		9,835		24,585
KB-SOLIDUS Healthcare Investment Fund		99,859		3		99,000		99,856		90,279		(1,091)		89,188
Paramark KB Fund No.1		157,927		30		160,873		157,897		27,381		—		27,381
KB Co-Investment Private Equity Fund No.1		244,227		440		232,032		243,787		16,522		837		17,359
KB-NP Green ESG New Technology Venture Capital Fund		164,620		3,650		159,089		160,970		46,655		—		46,655
TMAP Mobility Co., Ltd.		704,504		83,910		8,682		620,594		53,838		128,619		182,457
Nextrade Co., Ltd.		129,215		3,091		146,100		126,124		8,374		—		8,374
Shinhan Global Mobility Fund No.1		5,317		165		5,700		5,152		1,265		—		1,265
SKB Next Unicorn K-Battery Fund No.1		7,283		—		7,700		7,283		1,810		—		1,810
Bitgoeul Cheomdan Green 1st Co., Ltd.		1,270		5		1,800		1,265		240		—		240
KB-SUSUNG 1st Investment Fund		5,550		—		1,300		5,550		833		—		833
Shinhan-Eco Venture Fund 2nd		9,043		6		9,425		9,037		1,807		—		1,807
Leading H2O Fund 1		2,947		1		3,110		2,946		1,421		—		1,421
U-KB Credit No.1S Private Equity		70,559		1,018		73,300		69,541		21,743		(3)		21,740
KB-BridgePole Venture Investment Fund No.2		10,027		—		10,500		10,027		1,432		—		1,432
Sirius Silicon Valley I New Technology Fund		1,946		1		2,100		1,945		463		—		463
FineKB Private Equity Fund No.2		28,345		78		28,822		28,267		245		—		245
Timefolio Athleisure Investment Fund		7,782		—		8,300		7,782		3,750		—		3,750
VIG Private Equity Fund V-3		15,140		13		15,892		15,127		15,127		(10,859)		4,268
COMPA Global Scale-Up Fund No.3		3,191		—		3,334		3,191		957		—		957
HI YG Win-win Fund No.2		10,446		—		9,700		10,446		2,154		—		2,154
KB-CJ Venture Fund 1st		4,732		58		4,500		4,674		1,869		—		1,869
Elohim-Bilanx aerospace No.1 Fund		9,249		—		9,550		9,249		1,937		—		1,937
KB-SUSUNG 2st Investment Fund		15,475		—		15,800		15,475		1,959		—		1,959
IMM global Secondary 1-1 Equity Private Fund		12,152		206		8,195		11,946		4,975		—		4,975
LIB Material Investment Fund		3,042		—		29,342		3,042		829		—		829
Allra Fintech Corp.		55,722		41,573		183		14,149		2,119		6,694		8,813
Reboot Private Equity Fund		31,880		128		32,500		31,752		6,839		—		6,839
KB-SBI Global Strategic Capital Fund		90,337		455		93,732		89,882		32,708		3		32,711
KB-Cyrus Tourism Venture Fund		10,019		—		10,800		10,019		1,855		—		1,855
IBKS Design Fund		10,344		—		4,300		10,344		4,811		—		4,811
KB-IMM New Star Real Estate Private Fund I		101,364		4,334		93,677		97,030		63,022		—		63,022
KB-LB Middle Market Enterprises Innovation Private Equity Fund		20,062		515		22,491		19,547		7,075		(2)		7,073
YG AI Industrial Automation Solutions FUND		7,073		—		7,100		7,073		1,992		—		1,992
Semicolon Susong REITs Co., Ltd.		597,991		408,961		39,100		189,030		85,335		(4)		85,331
KB-Novus Genesis Private Equity Fund		24,245		93		24,500		24,152		2,267		—		2,267
ATP TP VC Fund No.1		4,994		4		5,051		4,990		1,976		—		1,976

(In millions of Korean won)
	December 31, 2025*
	Total assets		Total liabilities		Paid-in capital		Equity		Share of net asset amount		Unrealized gains (losses) and others		Consolidated carrying amount
AIM-KB-DOUBLE Connected Future Investment Fund	￦	11,868	￦	63	￦	12,000	￦	11,805	￦	984	￦	—	￦	984
KB-IMM New Star Real Estate Private Fund II		43,969		690		43,240		43,279		16,525		9,836		26,361
K-1 23rd yeoksam Real Estate Investment Trust company Ltd.		294,284		169,062		15,350		125,222		62,424		—		62,424
IMM Korea Beauty Co-Invest Private Equity Fund		97,550		269		98,000		97,281		49,633		—		49,633
VP Inc.		100,680		17,997		3,703		82,683		12,659		1,653		14,312
DAILY Fountainhead Blind Private Equity Fund II		21,938		23		23,000		21,915		5,360		5,386		10,746
KB-ANDA Deep Tech Venture Fund		4,435		270		4,165		4,165		1,250		—		1,250

(In millions of Korean won)	2025*
	Operating revenue		Net profit (loss)		Other comprehensive income (loss)		Total comprehensive income (loss)		Dividends
KB-KDBC Pre-IPO New Technology Business Investment Fund	￦	275	￦	(406)	￦	—	￦	(406)	￦	60
Balhae Infrastructure Company		67,036		(24,054)		—		(24,054)		13,039
Aju Good Technology Venture Fund		1,801		1,456		—		1,456		780
Incheon Bridge Co., Ltd.		164,260		70,592		—		70,592		—
Big Dipper Co., Ltd.		268		(260)		—		(260)		—
Food Factory Co., Ltd.		5,093		323		—		323		—
Korea Credit Bureau Co., Ltd.		202,976		36,559		—		36,559		90
KB Social Impact Investment Fund		1,544		1,282		—		1,282		—
KB-Solidus Global Healthcare Fund		19,856		6,671		—		6,671		17,247
POSCO-KB Shipbuilding Fund		293		(1,944)		—		(1,944)		—
KB-TS Technology Venture Private Equity Fund		2		(582)		—		(582)		—
KB-SJ Tourism Venture Fund		6,009		1,411		—		1,411		334
UNION Media Commerce Fund		—		(17)		—		(17)		—
KB-Stonebridge Secondary Private Equity Fund		2,349		(1,531)		—		(1,531)		217
KB SPROTT Renewable Private Equity Fund No.1		—		(704)		—		(704)		—
KB-UTC Inno-Tech Venture Fund		25		(328)		—		(328)		—
WJ Private Equity Fund No.1		570		375		—		375		—
All Together Korea Fund No.2		241		235		—		235		—
KB-NAU Special Situation Corporate Restructuring Private Equity Fund		10,187		27,110		—		27,110		—
2020 KB Fintech Renaissance Fund		792		(413)		—		(413)		—
FineKB Private Equity Fund No.1		23,909		22,868		—		22,868		32
G payment Joint Stock Company		5,072		1		—		1		—
KB-GeneN Medical Venture Fund No.1		—		(186)		—		(186)		—
DA-Friend New Technology Investment Fund No.2		—		(17)		—		(17)		—
Cornerstone Pentastone Fund No.4		—		(2)		—		(2)		—
Star-Lord General Investors Private Real Estate Investment Company No.10		37,751		39,470		—		39,470		—
KB-Badgers Future Mobility ESG Fund No.1		154		(2,858)		—		(2,858)		3
JS Private Equity Fund No.3		2,152		2,039		—		2,039		—
Mirae Asset Mobility Investment Fund No.1		8		(140)		—		(140)		—
KB-FT Green Growth 1st Technology Investment Association		—		(403)		—		(403)		—

(In millions of Korean won)	2025*
	Operating revenue		Net profit (loss)		Other comprehensive income (loss)		Total comprehensive income (loss)		Dividends
Glenwood Credit Private Equity Fund No.2	￦	10,374	￦	9,632	￦	—	￦	9,632	￦	2,425
Smart Korea KB Future9-Sejong Venture Fund		6		(4)		—		(4)		—
KB-KTB Technology Venture Fund		135		(4,682)		—		(4,682)		—
KB-SOLIDUS Healthcare Investment Fund		2,985		1,522		3,263		4,785		—
Paramark KB Fund No.1		8,369		(550)		—		(550)		—
KB Co-Investment Private Equity Fund No.1		9,480		7,699		—		7,699		472
KB-NP Green ESG New Technology Venture Capital Fund		7,955		7,600		—		7,600		—
TMAP Mobility Co., Ltd.		283,545		24,832		—		24,832		—
Nextrade Co., Ltd.		39,766		2,910		—		2,910		—
Shinhan Global Mobility Fund No.1		—		(117)		—		(117)		—
SKB Next Unicorn K-Battery Fund No.1		—		(163)		—		(163)		—
Bitgoeul Cheomdan Green 1st Co., Ltd.		—		(4)		—		(4)		—
KB-SUSUNG 1st Investment Fund		1,652		420		—		420		—
Shinhan-Eco Venture Fund 2nd		257		(4)		—		(4)		—
Leading H2O Fund 1		2		(71)		—		(71)		—
U-KB Credit No.1S Private Equity		591		(5,873)		—		(5,873)		—
KB-BridgePole Venture Investment Fund No.2		3		(217)		—		(217)		—
Sirius Silicon Valley I New Technology Fund		7		(48)		—		(48)		—
FineKB Private Equity Fund No.2		1		(300)		—		(300)		—
Timefolio Athleisure Investment Fund		81		(358)		—		(358)		—
VIG Private Equity Fund V-3		—		(760)		—		(760)		—
COMPA Global Scale-Up Fund No.3		4		(75)		—		(75)		—
HI YG Win-win Fund No.2		6		878		—		878		—
KB-CJ Venture Fund 1st		726		341		—		341		—
Elohim-Bilanx aerospace No.1 Fund		3		(197)		—		(197)		—
KB-SUSUNG 2st Investment Fund		458		(173)		—		(173)		—
IMM global Secondary 1-1 Equity Private Fund		1,555		1,515		—		1,515		4
LIB Material Investment Fund		—		(700)		—		(700)		—
Allra Fintech Corp.		20,431		946		—		946		—
Reboot Private Equity Fund		6		(497)		—		(497)		—
KB-SBI Global Strategic Capital Fund		99		(2,433)		—		(2,433)		—
KB-Cyrus Tourism Venture Fund		18		(657)		—		(657)		—
IBKS Design Fund		6,114		6,052		—		6,052		—
KB-IMM New Star Real Estate Private Fund I		8,460		5,307		—		5,307		2,824
KB-LB Middle Market Enterprises Innovation Private Equity Fund		—		(2,944)		—		(2,944)		—
YG AI Industrial Automation Solutions FUND		75		(27)		—		(27)		—
Semicolon Susong REITs Co., Ltd.		13,974		(17)		—		(17)		961
KB-Novus Genesis Private Equity Fund		4		(348)		—		(348)		—
ATP TP VC Fund No.1		1		(61)		—		(61)		—
AIM-KB-DOUBLE Connected Future Investment Fund		1		(195)		—		(195)		—
KB-IMM New Star Real Estate Private Fund II		840		401		—		401		220
K-1 23rd yeoksam Real Estate Investment Trust company Ltd.		3,915		3,857		—		3,857		2,334
IMM Korea Beauty Co-Invest Private Equity Fund		1		(719)		—		(719)		—
DAILY Fountainhead Blind Private Equity Fund II		150		(974)		—		(975)		19

*
The condensed financial information of the associates and joint ventures is adjusted to reflect adjustments, such as fair value adjustments recognized at the time of acquisition and adjustments for differences in accounting policies.

13.3 Changes in carrying amount of investments in associates and joint ventures for the years ended December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	2024*
	Beginning		Acquisition and others		Disposal and others		Dividends		Gains (losses) on equity- method accounting		Other compre- hensive income (loss)		Others		Ending

KB-KDBC Pre-IPO New Technology Business Investment Fund	￦	6,063	￦	—	￦	(600)	￦	—	￦	(260)	￦	—	￦	—	￦	5,203
Balhae Infrastructure Company		93,766		48,051		(4,810)		(1,541)		3,549		—		—		139,015
Aju Good Technology Venture Fund		14,296		—		—		(2,120)		(2,863)		—		—		9,313
Big Dipper Co., Ltd.		94		—		—		—		(62)		—		—		32
Food Factory Co., Ltd.		1,483		—		—		—		57		1		—		1,541
KBSP Private Equity Fund No.4		2,494		—		—		—		832		668		—		3,994
Korea Credit Bureau Co., Ltd.		5,617		—		—		(90)		2,422		—		—		7,949
KB Social Impact Investment Fund		4,853		—		—		—		(1,340)		—		—		3,513
KB-Solidus Global Healthcare Fund		18,485		—		—		(910)		(50)		—		—		17,525
POSCO-KB Shipbuilding Fund		4,738		—		—		—		(1,515)		—		—		3,223
KB-TS Technology Venture Private Equity Fund		12,372		—		(2,464)		—		1,221		—		—		11,129
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		5,395		—		(2,460)		(3,152)		217		—		—		—
KB-SJ Tourism Venture Fund		3,242		—		(4,031)		(1,517)		4,087		—		—		1,781
UNION Media Commerce Fund		952		—		—		—		(7)		—		—		945
KB-Stonebridge Secondary Private Equity Fund		18,885		—		(666)		(52)		(1,300)		—		—		16,867
KB SPROTT Renewable Private Equity Fund No.1		15,910		—		(8,350)		—		80		—		—		7,640
KB-UTC Inno-Tech Venture Fund		17,977		—		(275)		—		(2,054)		(166)		—		15,482
WJ Private Equity Fund No.1		9,482		—		—		—		(60)		—		—		9,422
All Together Korea Fund No.2		10,541		—		—		—		307		—		—		10,848
KB-NAU Special Situation Corporate Restructuring Private Equity Fund		17,810		8,964		(7,778)		—		(2,952)		—		—		16,044
2020 KB Fintech Renaissance Fund		1,041		—		—		—		36		—		—		1,077
KB Material and Parts No.1 PEF		3,300		—		(3,300)		—		—		—		—		—
FineKB Private Equity Fund No.1		7,697		6,790		(1,500)		(32)		757		—		—		13,712
G payment Joint Stock Company		8,966		—		(1,505)		—		(5,373)		—		433		2,521
KB-GeneN Medical Venture Fund No.1		1,923		—		—		—		(42)		—		—		1,881
KB-BridgePole Venture Investment Fund		863		—		(863)		—		—		—		—		—
KB-Kyobo New Mobility Power Fund		2,622		—		(2,622)		—		—		—		—		—
DA-Friend New Technology Investment Fund No.2		928		—		—		—		(21)		—		—		907
Cornerstone Pentastone Fund No.4		775		—		—		—		(11)		—		—		764
KB-Badgers Future Mobility ESG Fund No.1		6,105		10,401		—		(2)		(3,396)		—		—		13,108
JS Private Equity Fund No.3		1,862		—		(755)		—		(364)		—		—		743
Mirae Asset Mobility Investment Fund No.1		1,949		—		—		—		(31)		—		—		1,918
KB-FT Green Growth 1st Technology Investment Association		1,928		—		—		—		(39)		—		—		1,889
Glenwood Credit Private Equity Fund No.2		43,922		—		—		(2,430)		2,888		—		—		44,380
THE CHAEUL FUND NO.1		972		—		—		—		(18)		—		—		954
Smart Korea KB Future9-Sejong Venture Fund		2,398		—		—		—		(73)		—		—		2,325
KB-KTB Technology Venture Fund		21,391		5,600		—		—		(1,543)		—		—		25,448
KB-SOLIDUS Healthcare Investment Fund		40,172		23,270		—		—		(1,160)		—		—		62,282

(In millions of Korean won)	2024*
	Beginning		Acquisition and others		Disposal and others		Dividends		Gains (losses) on equity- method accounting		Other compre- hensive income (loss)		Others		Ending

Paramark KB Fund No.1	￦	13,645	￦	8,130	￦	—	￦	—	￦	1,444	￦	—	￦	—	￦	23,219
KB Co-Investment Private Equity Fund No.1		9,376		9,131		(3,098)		—		558		—		—		15,967
POSITIVE Sobujang Venture Fund No.1		1,965		—		(1,121)		(2,129)		2,154		—		—		869
History 2022 Fintech Fund		1,938		—		—		—		(42)		—		—		1,896
KB-NP Green ESG New Technology Venture Capital Fund		19,429		19,800		—		—		(637)		—		—		38,592
TMAP Mobility Co., Ltd.		183,572		—		—		—		(1,385)		(187)		—		182,000
Nextrade Co., Ltd.		9,225		—		—		—		(1,045)		—		—		8,180
Shinhan Global Mobility Fund No.1		1,324		—		—		—		(30)		—		—		1,294
SKB Next Unicorn K-Battery Fund No.1		1,890		—		—		—		(40)		—		—		1,850
Lakewood-AVES Fund No.1		1,977		—		(1,977)		—		—		—		—		—
MW-Pyco NewWave New Technology Investment Fund 4th		1,965		—		—		—		(43)		—		—		1,922
Bitgoeul Cheomdan Green 1st Co., Ltd.		165		152		—		—		(75)		(1)		—		241
KB-SUSUNG 1st Investment Fund		2,953		—		(1,386)		—		621		—		—		2,188
Friend 55 New Technology Business Investment Fund		1,182		—		(1,182)		—		—		—		—		—
KY Global Cell & Gene Private Equity Fund 2nd		26,969		—		(26,969)		—		—		—		—		—
DSIP-Pharos Bioenergy Fund		16,458		—		(16,458)		—		—		—		—		—
Shinhan-Eco Venture Fund 2nd		1,800		225		—		—		(52)		—		—		1,973
Leading H2O Fund 1		1,489		—		—		—		(34)		—		—		1,455
2023 JB Newtech No.2 Fund		1,786		—		(394)		(150)		464		—		—		1,706
U-KB Credit No.1 Private Equity		6,850		400		—		—		754		—		—		8,004
KB-BridgePole Venture Investment Fund No.2		1,494		—		—		—		(31)		—		—		1,463
Sirius Silicon Valley I New Technology Fund		485		—		—		—		(11)		—		—		474
FineKB Private Equity Fund No.2		—		250		—		—		(2)		—		—		248
Timefolio Athleisure Investment Fund		—		4,000		—		—		(77)		—		—		3,923
VIG Private Equity Fund V-3		—		1,636		—		—		—		—		—		1,636
COMPA Global Scale-Up Fund No.3		—		1,000		—		—		(20)		—		—		980
AKK Robotech Valueup New Technology Investment Fund		—		1,000		—		—		127		—		—		1,127
YG MCE PROJECT NO.1 Fund		—		1,500		—		—		(23)		—		—		1,477
HI YG Win-win Fund No.2		—		2,000		—		—		(27)		—		—		1,973
KB-CJ Venture Fund 1st		—		1,800		—		—		(67)		—		—		1,733
Elohim-Bilanx aerospace No.1 Fund		—		2,000		—		—		(22)		—		—		1,978
KB-SUSUNG 2st Investment Fund		—		2,000		—		—		(19)		—		—		1,981
IMM global Secondary 1-1 Equity Private Fund		—		2,819		—		—		935		—		—		3,754
LIB Material Investment Fund		—		4,098		—		—		(2,623)		—		—		1,475
NOVORSEC-SJG Consumer Secondary Fund		—		1,700		—		—		(12)		—		—		1,688
Allra Fintech Corp.		—		8,532		—		—		152		—		—		8,684
Reboot Private Equity Fund		—		7,000		—		—		(54)		—		—		6,946
KB-SBI Global Strategic Capital Fund		—		11,299		—		—		(515)		—		—		10,784
KB-Cyrus Tourism Venture Fund		—		1,000		—		—		(23)		—		—		977
IBKS Design Fund		—		2,000		—		—		(4)		—		—		1,996

(In millions of Korean won)	2024*
	Beginning		Acquisition and others		Disposal and others		Dividends		Gains (losses) on equity- method accounting		Other compre- hensive income (loss)		Others		Ending

NICE DATA INTELLIGENCE VENTURE FUND	￦	—	￦	1,000	￦	—	￦	—	￦	(2)	￦	—	￦	—	￦	998
Pectus Hanhwa Fund 2		—		2,000		—		—		(50)		—		—		1,950
KB-IMM New Star Real Estate Private Fund I		—		31,563		—		—		1,510		—		—		33,073
Korea Environment Technology Co.,Ltd.		—		107,428		—		—		—		—		—		107,428
Others		1,016		930		(67)		—		(5)		21		18		1,913

	￦	722,222	￦	339,469	￦	(94,631)	￦	(14,125)	￦	(6,332)	￦	336	￦	451	￦	947,390

(In millions of Korean won)	2025*
	Beginning		Acquisition and others		Disposal and others		Dividends		Gains (losses) on equity- method accounting		Other compre- hensive income (loss)		Others		Ending
KB-KDBC Pre-IPO New Technology Business Investment Fund	￦	5,203	￦	—	￦	(4,101)	￦	(60)	￦	1,770	￦	—	￦	—	￦	2,812
Balhae Infrastructure Company		139,015		—		(15,199)		(13,039)		(3,954)		—		—		106,823
Aju Good Technology Venture Fund		9,313		—		—		(780)		560		—		—		9,093
Incheon Bridge Co., Ltd.		—		—		—		—		7,383		—		—		7,383
Big Dipper Co., Ltd.		32		—		—		—		(32)		—		—		—
Food Factory Co., Ltd.		1,541		—		—		—		—		—		(1,211)		330
KBSP Private Equity Fund No.4		3,994		—		(3,994)		—		—		—		—		—
Korea Credit Bureau Co., Ltd.		7,949		—		—		(90)		3,133		—		—		10,992
KB Social Impact Investment Fund		3,513		—		—		—		385		—		—		3,898
KB-Solidus Global Healthcare Fund		17,525		—		(1,170)		(17,247)		2,891		—		—		1,999
VIG Private Equity Fund V-3		1,636		2,848		—		—		(216)		—		—		4,268
KB-Badgers Future Mobility ESG Fund No.1		13,108		1,350		—		(3)		(1,169)		—		—		13,286
POSCO-KB Shipbuilding Fund		3,223		—		(250)		—		(607)		—		—		2,366
KB-TS Technology Venture Private Equity Fund		11,129		—		—		—		(1,593)		—		—		9,536
KB-KTB Technology Venture Fund		25,448		—		—		—		(863)		—		—		24,585
KB-SOLIDUS Healthcare Investment Fund		62,282		23,568		—		—		1,377		1,961		—		89,188
KB Co-Investment Private Equity Fund No.1		15,967		3,887		(2,874)		(472)		851		—		—		17,359
KB-SJ Tourism Venture Fund		1,781		—		(190)		(334)		261		—		—		1,518
UNION Media Commerce Fund		945		—		—		—		(4)		—		—		941
KB-Stonebridge Secondary Private Equity Fund		16,867		—		(4,369)		(217)		(273)		—		—		12,008
KB SPROTT Renewable Private Equity Fund No.1		7,640		—		(4,588)		—		(2,230)		—		—		822
KB-UTC Inno-Tech Venture Fund		15,482		—		—		—		(4,333)		—		(2,425)		8,724
WJ Private Equity Fund No.1		9,422		—		—		—		103		—		—		9,525
All Together Korea Fund No.2		10,848		—		—		—		178		—		—		11,026
KB-NAU Special Situation Corporate Restructuring Private Equity Fund		16,044		3,600		(3,402)		—		3,697		—		—		19,939
2020 KB Fintech Renaissance Fund		1,077		—		(166)		—		(20)		—		—		891
FineKB Private Equity Fund No.1		13,712		2,335		(11,875)		(32)		5,718		—		—		9,858
FineKB Private Equity Fund No.2		248		—		—		—		(3)		—		—		245
Paramark KB Fund No.1		23,219		5,490		(1,234)		—		(94)		—		—		27,381

(In millions of Korean won)	2025*
	Beginning		Acquisition and others		Disposal and others		Dividends		Gains (losses) on equity- method accounting		Other compre- hensive income (loss)		Others		Ending
G payment Joint Stock Company	￦	2,521	￦	—	￦	—	￦	—	￦	—	￦	—	￦	(135)	￦	2,386
TMAP Mobility Co., Ltd.		182,000		—		—		—		(882)		1,339		—		182,457
KB-GeneN Medical Venture Fund No.1		1,881		—		—		—		(43)		—		—		1,838
DA-Friend New Technology Investment Fund No.2		907		—		—		—		(5)		—		—		902
Cornerstone Pentastone Fund No.4		764		—		—		—		(1)		—		—		763
JS Private Equity Fund No.3		743		—		(749)		—		417		—		—		411
Mirae Asset Mobility Investment Fund No.1		1,918		—		—		—		(33)		—		—		1,885
KB-FT Green Growth 1st Technology Investment Association		1,889		—		—		—		(42)		—		—		1,847
THE CHAEUL FUND NO.1		954		—		(954)		—		—		—		—		—
Glenwood Credit Private Equity Fund No.2		44,380		—		—		(2,425)		1,932		—		—		43,887
POSITIVE Sobujang Venture Fund No.1		869		—		(869)		—		—		—		—		—
History 2022 Fintech Fund		1,896		—		(1,896)		—		—		—		—		—
Nextrade Co., Ltd.		8,180		—		—		—		194		—		—		8,374
KB-NP Green ESG New Technology Venture Capital Fund		38,592		8,700		(2,840)		—		2,203		—		—		46,655
MW-Pyco NewWave New Technology Investment Fund 4th		1,922		—		—		—		(1,922)		—		—		—
KB-SUSUNG 1st Investment Fund		2,188		—		(1,419)		—		64		—		—		833
Bitgoeul Cheomdan Green 1st Co., Ltd.		241		—		—		—		(1)		—		—		240
Shinhan-Eco Venture Fund 2nd		1,973		25		(190)		—		(1)		—		—		1,807
Leading H2O Fund 1		1,455		—		—		—		(34)		—		—		1,421
2023 JB Newtech No.2 Fund		1,706		—		(1,705)		—		(1)		—		—		—
KB-BridgePole Venture Investment Fund No.2		1,463		—		—		—		(31)		—		—		1,432
Sirius Silicon Valley I New Technology Fund		474		—		—		—		(11)		—		—		463
Timefolio Athleisure Investment Fund		3,923		—		—		—		(173)		—		—		3,750
COMPA Global Scale-Up Fund No.3		980		—		—		—		(23)		—		—		957
AKK Robotech Valueup New Technology Investment Fund		1,127		—		(1,127)		—		—		—		—		—
YG MCE PROJECT NO.1 Fund		1,477		—		—		—		(1,477)		—		—		—
HI YG Win-win Fund No.2		1,973		—		—		—		181		—		—		2,154
KB-CJ Venture Fund 1st		1,733		—		—		—		136		—		—		1,869
Elohim-Bilanx aerospace No.1 Fund		1,978		—		—		—		(41)		—		—		1,937
KB-SUSUNG 2st Investment Fund		1,981		—		—		—		(22)		—		—		1,959
IMM global Secondary 1-1 Equity Private Fund		3,754		756		(162)		(4)		631		—		—		4,975
LIB Material Investment Fund		1,475		—		—		—		(646)		—		—		829
NOVORSEC-SJG Consumer Secondary Fund		1,688		—		(1,688)		—		—		—		—		—
U-KB Credit No.1S Private Equity		8,004		17,133		—		—		(3,397)		—		—		21,740
Smart Korea KB Future9-Sejong Venture Fund		2,325		2,000		—		—		(8)		—		—		4,317
Allra Fintech Corp.		8,684		15		—		—		114		—		—		8,813
Shinhan Global Mobility Fund No.1		1,294		—		—		—		(29)		—		—		1,265
SKB Next Unicorn K-Battery Fund No.1		1,850		—		—		—		(40)		—		—		1,810
Reboot Private Equity Fund		6,946		—		—		—		(107)		—		—		6,839

(In millions of Korean won)	2025*
	Beginning		Acquisition and others		Disposal and others		Dividends		Gains (losses) on equity- method accounting		Other compre- hensive income (loss)		Others		Ending
KB-SBI Global Strategic Capital Fund	￦	10,784	￦	22,813	￦	—	￦	—	￦	(886)	￦	—	￦	—	￦	32,711
KB-Cyrus Tourism Venture Fund		977		1,000		—		—		(122)		—		—		1,855
IBKS Design Fund		1,996		—		—		—		2,815		—		—		4,811
NICE DATA INTELLIGENCE VENTURE FUND		998		—		(998)		—		—		—		—		—
Pectus Hanhwa Fund 2		1,950		—		(1,950)		—		—		—		—		—
KB-IMM New Star Real Estate Private Fund I		33,073		29,282		—		(2,824)		3,491		—		—		63,022
Korea Environment Technology Co.,Ltd.		107,428		—		(107,428)		—		—		—		—		—
KB-LB Middle Market Enterprises Innovation Private Equity Fund		—		8,137		—		—		(1,064)		—		—		7,073
YG AI Industrial Automation Solutions FUND		—		2,000		—		—		(8)		—		—		1,992
Semicolon Susong REITs Co., Ltd.		—		86,292		—		(961)		—		—		—		85,331
KB-Novus Genesis Private Equity Fund		—		2,300		—		—		(33)		—		—		2,267
ATP TP VC Fund No.1		—		2,000		—		—		(24)		—		—		1,976
AIM-KB-DOUBLE Connected Future Investment Fund		—		1,000		—		—		(16)		—		—		984
KB-IMM New Star Real Estate Private Fund II		—		26,337		—		(220)		244		—		—		26,361
K-1 23rd yeoksam Real Estate Investment Trust company Ltd.		—		61,901		—		(2,334)		2,857		—		—		62,424
IMM Korea Beauty Co-Invest Private Equity Fund		—		50,000		—		—		(367)		—		—		49,633
VP Inc.		—		14,312		—		—		—		—		—		14,312
DAILY Fountainhead Blind Private Equity Fund II		—		11,250		—		(19)		(485)		—		—		10,746
KB-ANDA Deep Tech Venture Fund		—		1,250		—		—		—		—		—		1,250
E&I Holdings		—		27,300		(27,300)		—		—		—		—		—
Others		1,913		780		(41)		—		153		(5)		25		2,825

	￦	947,390	￦	419,661	￦	(204,728)	￦	(41,061)	￦	16,373	￦	3,295	￦	(3,746)	￦	1,137,184

*	Gains (losses) on disposal of investments in associates and joint ventures amount to ￦ (10,552) million and ￦ 12,041 million for the years ended December 31, 2024 and 2025, respectively.

13.4 Unrecognized share of losses of investments in associates and joint ventures due to the discontinuation of recognizing share of losses, for the years ended December 31, 2024 and 2025, and accumulated amount of unrecognized losses as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	Unrecognized losses (gains) for the period				Accumulated unrecognized losses
	2024		2025		December 31, 2024		December 31, 2025
DSMETAL Co., Ltd.	￦	—	￦	—	￦	103	￦	103
Incheon Bridge Co., Ltd.		(12,105)		—		535		—
Jaeyang Industry Co., Ltd.		—		—		30		—
Terra Corporation		—		—		14		14
Jungdo Co., Ltd.		—		—		423		423
Korea NM Tech Co., Ltd.		7		6		41		47
Chongil Machine & Tools Co., Ltd.		—		—		75		75
Skydigital Inc.		(3)		(3)		194		191
Imt Technology Co., Ltd.		2		17		2		19
Jo Yang Industrial Co., Ltd.		127		2		276		278
MJT&I Corp.		1		3		153		156
Dae-A Leisure Co., Ltd.		286		310		885		1,195
Il-Kwang Electronic Materials Co., Ltd.		—		—		158		158
Dongjo Co., Ltd.		(26)		(34)		523		489
Iwon Alloy Co., Ltd.		4		4		22		26
Chunsung-meat co., ltd.		—		—		33		33
ALTSCS CO., LTD.		(15)		(16)		381		365
E-won Chemical Co.,Ltd.		8		(2)		12		10
TKDS Co., Ltd		69		16		177		193
TAEYEONG PRECISION IND. Co., Ltd		42		—		42		—
MJ K Trading Co.		36		6		36		42
DNGV Co.,Ltd.		46		(46)		46		—
Alpa Information&Communication Co.,Ltd.		77		1		77		78
JC TECHNO Co.,Ltd.		243		334		243		577
RAND Bio Science Co., Ltd.		150		—		877		—
Star-Lord General Investors Private Real Estate Investment Company No.10		5,643		3,595		23,075		26,670
SD Speed Co.,Ltd.		—		43		—		43
Seokwang T&I Co., Ltd		—		7		—		7
Big Dipper Co., Ltd.		—		(11)		—		(11)

	￦	(5,408)	￦	4,232	￦	28,433	￦	31,181